UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                   FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:     811-05631
                                                       --------------

                            First Pacific Mutual Fund, Inc.
                        --------------------------------------
                  (Exact name of registrant as specified in charter)

                                 3113 Olu Street
                               Honolulu, HI  96816
                         ---------------------------------
                (Address of principal executive offices) (Zip code)

                                 Nancy P. O'Hara
                           Drinker Biddle & Reath LLP
                                One Logan Square
                                  Suite #2000
                         Philadelphia, PA  19103-6996
                    --------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code:  808-988-8088

                     Date of fiscal year end:  September 30

                 Date of reporting period:  September 30, 2013











Item 1.  Reports to Stockholders.









                        First Pacific Low Volatility Fund




                                 ANNUAL REPORT








                               September 30, 2013






























November 14, 2013



Dear fellow shareholder,

        On June 10, 2011 the First Pacific Low Volatility Fund ("Fund") commenced operations as a new series of First Pacific Mutual Fund, Inc. The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility.

        The Fund had a net asset value ("NAV") of $10.42 on October 1, 2012 and a NAV of $11.26 on September 30, 2013, which resulted in a 9.34% return for the one year period. During the same period, the Fund's benchmark, the Dow Jones Moderately Aggressive Portfolio Index had a return of 16.54%. The Fund had net assets of $30.7 million as of the beginning of the fiscal year and with an increase of 20.85%, ended the fiscal year with $37.1 million in net assets.

        Despite the many headwinds faced by our economic recovery, domestic equity markets finished the twelve-months ended September 30, 2013 with strong gains. For the past fiscal year, the S&P 500 (an index measuring domestic broad market returns) had an increase of 16.72%. Investors enjoyed this strong market despite government created financial issues such as the fiscal cliff and the federal debt ceiling. We also have seen a slowdown in international economic growth. Investors as well as investment professionals are displaying concerns over the continued strength of the markets. We are beginning to see corporate profit increases created by spending cuts such as labor rather than revenue
increases.   However, we believe investors are displaying more concerns over the
Federal government's inability to agree on meaningful and long-term fiscal policy.

        Despite this rally in the market, the portfolio managers of the Fund maintained a preference for dividend-paying companies with a historically lower market sensitivity profile. A stock's beta, which is the measurement of volatility of a stock versus the broad market, was also a key factor in the portfolio managers' analysis. The Fund's high cash levels during the fiscal year detracted from relative performance to the broad market. As of September 30, 2013, the Fund cash allocation was almost 17% of its net assets. The portfolio managers maintained higher levels of low-yielding cash to manage the volatility of the market. This could be seen by the high level of the VIX (measurement to market volatility). For example, during the weeks prior to the fiscal cliff resolution, the VIX was at the highest level during our fiscal period.

        The portfolio managers also used stop orders on selected equities to help manage volatility and preserve capital on equity positions held in the Fund. Stop orders are sell orders that are placed below current values of an equity position in the portfolio in order to protect gains or limit losses on the related equity position. Additionally, the Fund's portfolio managers wrote equity call options within the portfolio strategy to reduce volatility and generate revenue. In such a management technique, the portfolio managers sell call options on an existing equity position to reduce the effect of price fluctuations of securities owned by the Fund on the Fund's NAV and to generate additional revenues. The Fund's portfolio management team uses discretion in the selection of which equity securities to write (or sell) the call option. During the period, the Fund had realized gains on written options of $87,122.

        The Fund continues to utilize structured notes also in an effort to reduce market volatility. The portfolio's structured note holdings performed well during the reporting period as the reference equity indices increased. At the end of the reporting period, the Fund held 8.85% of net assets in structured notes.

                CATEGORY ALLOCATION (% of Net Assets)
                         September 30, 2013

[The following table was depicted as a pie chart in the printed material.]

Consumer Discretionary     12.09%
Consumer Staples            7.21%
Energy                      6.43%
Financials                 11.93%
Health Care                 9.77%
Industrials                 3.70%
Information Technology     13.88%
Utilities                   3.45%
Exchange Traded Funds       2.57%
Structured Notes            8.85%
Money Market Fund          16.98%
Other Assets                3.14%

        As of September 30, 2013, the top five categories as a percentage of net assets were: Cash (16.98%), Information Technology (13.88%), Consumer Discretionary (12.09%), Financials (11.93%), and Healthcare (9.77%).

        On December 21, 2012 there was a capital gain distribution of $0.10 a share. The Fund is anticipating a capital gain distribution for the Fund for the 2013 calendar year.

        On the following pages you will find our September 30, 2013 Annual Report. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at (808) 988-8088 or (800) 354-9654.

        Thank you for your business. On behalf of the staff and management of the Fund, I would like to extend to you and your family best wishes for a safe and happy holiday season.


Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO


Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Annual Report must be accompanied or preceded by a prospectus.

The Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Low volatility investing does not guarantee a profit or protect against a loss in a generally declining market. Past performance is no guarantee of future results. The Fund is a series of First Pacific Mutual Fund, Inc. Mutual fund investing involves risks. Principal loss is possible. The First Pacific Low Volatility Fund's investments in structured notes may subject the Fund to greater interest rate, credit and counterparty risks and costs than traditional equity funds. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value or sell them. Structured notes are also subject to risks of debt instruments, including interest rate and call risks, but may have a greater risk of loss than a typical debt security of the same maturity and credit quality. In exchange for the issuer's guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer's guarantee is generally available only if the Fund holds the structured note to maturity. The Fund may also invest in foreign securities which, especially in emerging markets, involve greater volatility and political, economic, regulatory and currency risks and differences in accounting methods. The Fund may invest in small, mid or large companies. Investment in smaller companies involves additional risks such as limited liquidity and greater volatility than larger companies. The Fund's investments in other investment companies, including exchange traded funds, subjects the Fund to those risks affecting that investment company, including a possible decrease in the value of the underlying securities. The Fund will also incur brokerage costs when it purchases exchange traded funds and will incur its pro rata share of the underlying investment company's expenses. Writing call options is a highly specialized activity which involves greater liquidity, counterparty and equity price risks. This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund's prospectus.

Lee Financial Securities, Inc./Distributor
November 29, 2013

This Annual Report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the predictions and expectations of Lee Financial Group Inc., the Fund's investment manager (the "Investment Manager") concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.




                    FIRST PACIFIC LOW VOLATILITY FUND
$10,000 Investment in Fund Compared to Dow Jones Moderately Aggressive Portfolio Index

[The following table was depicted as a line chart in the printed material.]

                First Pacific Low Volatility Fund     Dow Jones Moderately
                        Investor Class             Aggressive Portfolio Index

06/10/2011                 $10,000                       $10,000
09/30/2011                 $ 9,170                       $ 8,900
09/30/2012                 $10,440                       $10,647
09/30/2013                 $11,393                       $12,408

Average Annual Total Return
                   First Pacific Low Volatility Fund    Dow Jones Moderately
                            Investor Class          Aggressive Portfolio Index
1 year                         9.34%                          16.54%
Since Inception                5.82%                           9.81%

The Dow Jones Moderately Aggressive Portfolio Index is made up of composite indexes representing the three major asset classes: stocks, bonds and cash. These component asset class indexes are weighted differently within each relative risk index to achieve the targeted risk level; generally 80% stocks and 20% bonds and cash. The weightings are rebalanced monthly to maintain these levels.


The graph above compares the increase in value of a $10,000 investment in the Fund with the performance of the Dow Jones Moderately Aggressive Portfolio Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Dow Jones Moderately Aggressive Portfolio Index reflects reinvestment of dividends but not the expenses of the Fund. It is not possible to invest directly in an index. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The performance reflects fee waivers in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at (808) 988-8088 or (800) 354-9654 to obtain the most recent month-end returns. The total returns are before taxes on distributions or redemptions of Fund shares. The Fund's annual operating expense ratio, as stated in the current prospectus dated February 1, 2013, is 1.97% before fee waivers, and 1.62% after fees waivers*. This rate can fluctuate and may differ from the expense ratio for the most recently completed period disclosed in the "Financial Highlights" portion of this Annual Report.

*The Investment Manager has voluntarily agreed to waive 0.35% of its 1.00% management fees included in the Expense Ratio above. This management fee waiver will be in effect through January 31, 2014.




YOUR FUND'S EXPENSES
--------------------

As a Fund shareholder, you can incur the following costs:

 Ongoing Fund costs, including management fees, distribution and service
  (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the period indicated.

Actual Fund Expenses
--------------------
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

  1.  Divide your account value by $1,000.
       If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

  2. Multiply the result by the number under the heading "Expenses Paid During Period."
      If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds
----------------------------------------------------
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.



                       Beginning                         Expenses Paid
                       Account       Ending Account     During Period*
                    Value 04/01/13   Value 09/30/13    04/01/13-09/30/13

First Pacific Low Volatility Fund Investor Class
Actual                $1,000.00        $1,014.70            $7.14
Hypothetical          $1,000.00        $1,018.00            $7.06

*Expenses are equal to the annualized expense ratio (1.40%), which is net of fee waivers, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.




                       TAIT, WELLER & BAKER LLP
                     Certified Public Accountants





          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




To the Board of Directors and
Shareholders of First Pacific Mutual Fund, Inc.


We have audited the accompanying statement of assets and liabilities of First Pacific Low Volatility Fund, a series of First Pacific Mutual Fund, Inc., including the schedule of investments, as of September 30, 2013, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the two years in the period then ended and for the period June 10, 2011 (commencement of operations) through September 30, 2011. These financial statements and financial highlights are the responsibility of the
Fund's management.   Our responsibility is to express an opinion on these
financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the
amounts and disclosures in the financial statements.   Our procedures included
confirmation of securities owned as of September 30, 2013, by correspondence
with the custodian.   An audit also includes assessing the accounting
principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Pacific Low Volatility Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period June 10, 2011 through September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.


                                     /s/ Tait, Weller & Baker LLP



Philadelphia, Pennsylvania
November 22, 2013



FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2013
-------------------------------------------------------------------------------

COMMON STOCK - 68.46%

                                                 Shares               Value
                                                --------              -----
CONSUMER DISCRETIONARY - 12.09%
Hanesbrands, Inc.                                19,000             1,183,890
The Home Depot, Inc.                             21,500             1,630,775
Wynn Resorts Limited                             10,600             1,674,906
                                                                 ------------
                                                                    4,489,571
                                                                 ------------


CONSUMER STAPLES - 7.21%
Cotsco Wholesale Corporation                     14,900             1,715,288
Wal-Mart Stores, Inc.                            13,000               961,480
                                                                 ------------
                                                                    2,676,768
                                                                 ------------

ENERGY - 6.43%
Phillips 66                                      24,000             1,387,680
WPX Energy, Inc. (b)                             52,000             1,001,520
                                                                 ------------
                                                                    2,389,200
                                                                 ------------

FINANCIALS - 11.93%
The Goldman Sachs Group, Inc.                     8,600             1,360,606
The PNC Financial Services Group, Inc.           23,000             1,666,350
Prudential Financial, Inc.                       18,000             1,403,640
                                                                 ------------
                                                                    4,430,596
                                                                 ------------

HEALTH CARE - 9.77%
Aetna, Inc.                                      16,000             1,024,320
Mylan, Inc. (b)                                  32,600             1,244,342
Perkinelmer, Inc.                                36,000             1,359,000
                                                                 ------------
                                                                    3,627,662
                                                                 ------------


INDUSTRIALS - 3.70%
3M Company                                       11,500             1,373,215
                                                                 ------------
                                                                    1,373,215
                                                                 ------------


See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2013
--------------------------------------------------------------------------------

                                                 Shares               Value
                                                --------              -----

INFORMATION TECHNOLOGY - 13.88%
Apple Inc.                                        2,300             1,096,525
Corning Incorporated                             65,000               948,350
EBAY, Inc. (b)                                   15,000               836,850
Google Inc. (b)                                   1,500             1,313,865
SAP AG - Sponsored ADR                           13,000               960,960
                                                                 ------------
                                                                    5,156,550
                                                                 ------------


UTILITIES - 3.45%
Oneok, Inc.                                      24,000             1,279,680
                                                                 ------------
                                                                    1,279,680
                                                                 ------------


Total Common Stocks (Cost $23,767,435)                             25,423,242
                                                                 ------------


EXCHANGE TRADED FUNDS (ETF's) - 2.57%
Ishares DJ US Real Estate                        15,000               956,400
                                                                 ------------
Total ETF's (Cost $963,600)                                           956,400
                                                                 ------------


STRUCTURED NOTES - 8.85%
JP Morgan Chase & Co. Capped Buffered Return
Enhanced Notes Linked to the Russell 2000 Index Due
10/09/2014 (b)
Return at maturity of 150.00% of the appreciation,
if any, of the Russell 2000 Index up to cap of
15.00% and losses of 100% of the depreciation of
the Russell 2000 Index in excess of 10%.      1,600,000             1,597,440

The Bank of Nova Scotia Capped Buffered Notes
Linked to the S&P 500 Index Due 10/29/2014 (b)
Return at maturity of 100.00% of the appreciation,
if any, of the S&P 500 Index up to cap of 8.25% and
losses of 100% of the depreciation of the S&P 500
Index in excess of 10%.                       1,600,000             1,687,680
                                                                 ------------

Total Structured Notes (Cost $3,200,000)                            3,285,120
                                                                 ------------


See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2013
--------------------------------------------------------------------------------

                                                 Shares               Value
                                                --------              -----
MONEY MARKET FUND - 16.98%
Federated Government Obligation-I              6,307,588            6,307,588
                                                                 ------------

Money Market Fund (Cost $6,307,588)                                 6,307,588
                                                                 ------------




           Total Investments (Cost $34,238,623) (a)     96.86%     35,972,350
           Other Assets Less Liabilities                 3.14%      1,167,679
                                                        -----     -----------
           Net Assets                                  100.00%    $37,140,029
                                                       =======    ===========


           (a)  Aggregate cost for federal income tax purposes is $34,538,735.
           (b)  Non-Income producing security.

At September 30, 2013, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

               Gross unrealized appreciation                     $  1,905,984
               Gross unrealized depreciation                         (472,369)
                                                                 ------------
               Net unrealized appreciation                       $  1,433,615
                                                                 ============


See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013
--------------------------------------------------------------------------------


                                                               Low Volatility
                                                                    Fund
                                                                    ----
ASSETS
   Investments at market value
      (Identified cost $34,238,623) (Note 1 (A))                  $35,972,350
   Income receivable                                                       68
   Subscription receivable                                          1,528,111
   Other assets                                                        21,521
                                                                   ----------
         Total assets                                              37,522,050
                                                                   ----------

LIABILITIES
   Redemptions payable                                                322,829
   Management fee payable                                              18,722
   Administration fee payable                                             576
   Distribution plan payable                                            4,321
   Shareholder servicing fee payable                                    2,880
   Transfer agent fee payable                                           1,728
   Chief Compliance Officer fee payable                                 1,477
   Directors fee payable                                                    2
   Accrued expenses                                                    29,486
                                                                  -----------
         Total liabilities                                            382,021
                                                                  -----------

NET ASSETS                                                        $37,140,029
       (Applicable to 3,299,490 shares outstanding,               ===========
        $.01 par value, 20,000,000 shares authorized)


NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR CLASS SHARES                              $11.26
                                                                       ======

NET ASSETS
   At September 30, 2013, net assets consisted of:
      Paid-in capital                                             $32,786,203
      Undistributed net investment income                              15,732
      Accumulated net realized gain on investments                  2,604,367
      Net unrealized appreciation                                   1,733,727
                                                                  -----------
                                                                  $37,140,029
                                                                  ===========


See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2013
-------------------------------------------------------------------------------

                                                               Low Volatility
                                                                    Fund
                                                                    ----

INVESTMENT INCOME
        Dividend Income                                           $   552,788
        Interest income                                                   737
                                                                  -----------
     Total investment income                                          553,525
                                                                  ===========

   Expenses
      Management fee (Note 2)                                         327,052
      Distribution costs (Notes 2 and 3)                               49,058
      Transfer agent fee (Note 2)                                      19,623
      Shareholder services fee (Note 2)                                32,705
      Administration fee (Note 2)                                       6,541
      Accounting fee                                                   43,800
      Legal and audit fees                                             34,299
      Printing                                                         12,108
      Custodian fee                                                     9,241
      Registration fee                                                 22,017
      Chief Compliance Officer fee (Note 2)                            17,305
      Directors fee                                                     1,955
      Insurance fee                                                     3,226
      Miscellaneous fee                                                 1,588
                                                                  -----------
     Total expenses                                                   580,518
     Management fees waived                                          (114,468)
                                                                  ------------
     Net Expenses                                                     466,050
                                                                  -----------

         Net investment income                                         87,475
                                                                  -----------


NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
      Net realized gain (loss) on transactions from:
            Investments                                             2,533,796
            Options                                                    87,122
      Net change in unrealized appreciation (depreciation) on transactions from:
            Investments                                               170,635
            Options                                                    63,722
                                                                  -----------
            Net realized and unrealized gain on investments         2,855,275
                                                                  -----------



NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $ 2,942,750
                                                                  ===========


See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                        For The Year Ended    For The Year Ended
                                        September 30, 2013    September 30, 2012
                                        ------------------    ------------------

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
      Net investment income gain (loss)        $    87,475          $   (35,335)
      Net realized gain on investments           2,620,918              485,526
      Increase in unrealized appreciation
       (depreciation) of investments               234,357            2,656,393
                                               -----------          -----------
         Net increase in net assets
            resulting from operations            2,942,750            3,106,584
                                               -----------          -----------

   Distributions to shareholders from:
      Net investment income
         Investor Class
         ($.02 and $.00 per share, respectively)   (71,743)                   -
      Capital gains
         Investor Class
         ($.10 and $.00 per share, respectively)  (289,101)                   -
                                               -----------          -----------
            Total distributions to shareholders   (360,844)                   -
                                               -----------          -----------

   Capital share transactions (a)
      Increase in net assets resulting from
      capital share transactions                 3,863,511            6,677,627
                                               -----------          -----------

            Total increase in net assets         6,445,417            9,784,211

NET ASSETS
   Beginning of year                            30,694,612           20,910,401
                                               -----------          -----------

   End of year (including undistributed net
    investment income of $15,732 and $0,
    respectively)                             $ 37,140,029         $ 30,694,612
                                              ============         ============


(a)	Summary of capital share activity follows:

                                        Investor Class        Investor Class
                                      ------------------    ------------------
                                      For The Year Ended    For The Year Ended
	                                September 30, 2013    September 30, 2012
                                     ------------------    ------------------
                                      Shares      Value     Shares       Value
                                      ------      -----     ------       -----
   Shares sold                        712,508  $7,761,641   923,462  $9,255,485
   Shares issued on reinvestment
      of distributions                 35,869     360,844         -           -
                                      -------  ----------   -------  ----------
                                      748,377   8,122,485   923,462   9,255,485
   Shares redeemed                   (394,005) (4,258,974) (258,845) (2,577,858)
                                      -------  ----------   ------- -----------
      Net increase                    354,372 $ 3,863,511   664,617 $ 6,677,627
                                      ======= ===========   ======= ===========


See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year and period)
-------------------------------------------------------------------------------

                                            INVESTOR CLASS
                          -----------------------------------------------------

                                     Year and Period Ended September 30,
                          -----------------------------------------------------
                                               2013        2012        2011*
                                               ----        ----        -----
Net asset value
   Beginning of period                        $10.42      $ 9.17      $10.00


Income from investment operations
   Net investment income (loss)                  .03        (.01)       (.03)

   Net gain (loss) on securities
      (both realized and unrealized)             .93        1.26        (.80)
                                             --------    -------      -------
     Total from investment operations            .96        1.25        (.83)
                                             --------    -------      -------

Less distributions
   Dividends from net investment income         (.02)          -           -
   Distributions from capital gains             (.10)          -           -
                                             --------    -------      -------
      Total distributions                       (.12)          -           -
                                             --------    -------      -------

   End of Period                              $11.26      $10.42      $ 9.17
                                             ========    =======      =======

Total return                                    9.34%      13.63%      -8.30%

Ratios/Supplemental Data
   Net assets, end of year (in 000's)        $37,140     $30,695     $20,910

   Ratio of expenses to average
      net assets before fee waivers (a)         1.77%       1.93%       2.28%**

   Ratio of expenses to average
      net assets after fee waivers (a)          1.42%       1.77%       2.28%**

   Ratio of net investment income
      to average net assets before fee waivers  -.08%      -0.30%      -1.58%**

   Ratio of net investment income
      to average net assets after fee waivers   0.27%      -0.14%      -1.58%**

Portfolio turnover                            228.93%      81.84%      18.42%

*Commenced operations June 10, 2011.
**Annualized
(a) Does not include expenses of the investment companies in which the Fund invests.


See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2013
-------------------------------------------------------------------------------

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

First Pacific Low Volatility Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Fund which is
currently offering one Class of Shares:   Investor Shares.

The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility. The Fund seeks to achieve its objective by normally investing primarily in equity securities of U.S. companies and allocating a portion of total assets to structured notes. The Fund also may invest in exchange traded funds that invest in domestic or foreign securities, foreign securities, real estate investment trusts, fixed income securities, short-term debt instruments, cash and cash equivalents, and convertible bonds and convertible preferred stock. It also may write and purchase covered call and put options.

Structured notes are specially designed debt instruments whose principal and interest payments are linked to, and whose values rise or fall in response to, the value of an index, basket of securities, interest rate benchmark or other financial asset. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In exchange for the issuer's guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer's guarantee is generally available only if the Fund holds the structured note to maturity. There may be higher fees and costs associated with structured notes than other types of investments. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time. Structured notes are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations. The Fund may write (sell) covered call options on securities. If the option is exercised by the purchaser prior to the expiration, the Fund is required to deliver the underlying security against payment of the exercise price. Writing call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Fund's positions in options will fluctuate in response to changes in the value of the underlying security or index, as applicable. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result there is a possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management as well as the ability of the Fund to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies. Over-the-counter options may be considered illiquid and are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

Disclosures about Derivative Instruments and Hedging Activities: The Fund follows FASB ASC 815 "Disclosures about Derivative Instruments and Hedging Activities" ("ASC 815"), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Fund's use of, and accounting for, derivative instruments and the effect on the results of the Fund's operations and financial position. At September 30, 2013 and during the period then ended, the Fund had the following derivatives and transactions in derivatives:


Transactions in written option contracts               Number of      Premiums
for the period ended September 30, 2013 are            Contracts      Received
as follows:                                            ---------      --------

Options outstanding at September 30, 2012                   (60)    $  (69,478)
Options written                                          (1,092)      (225,521)
Options closed                                              119         47,050
Options exercised                                           177        106,509
Options expired                                             856        141,440
                                                         ------      ---------
Options outstanding at September 30, 2013                     0     $        0

The locations on the Statement of Assets and Liabilities of the Fund's derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815 are as follows:

Values of Derivative Instruments as of September 30, 2013 on the Statement of Assets and Liabilities:

  Liabilities                     Location                        Value
  ------------------------------------------------------------------------------
  Equity Contracts - Options      Written options at value        $0

The effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2013:

   Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
                                  Written Options                  Total
  ------------------------------------------------------------------------------
  Equity Contracts                $87,122                         $87,122

   Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
                                  Written Options                  Total
  ------------------------------------------------------------------------------
   Equity Contracts               $63,722                         $63,722


The Fund's investments in other investment companies subjects it to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. The Fund will incur its pro rata share of the underlying investment company's expenses. The Fund may purchase ETFs which may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.



FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2013
--------------------------------------------------------------------------------

The Fund may purchase fixed income securities which will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

     (A)  SECURITY VALUATION
     Portfolio securities that are fixed income (debt) securities are valued by an independent pricing agent using methodologies that it believes are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Structured notes are valued at the closing price or evaluated bid as provided daily by independent pricing agents. Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available will be valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the closing bid price. Securities traded over-the-counter will be valued at the last reported sale price on the Nasdaq Trade Reporting Facility, Alternative Display Facility or other facility that reports trades of over-the-counter securities. If there is no such reported sale on the valuation date, over-the-counter securities will be valued at the most recently quoted bid price. Nasdaq listed securities are valued at the Nasdaq Official Closing Price. Options listed for trading on a securities exchange or board of trade will be valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. In the absence of a last quoted sales price or mean price, options are valued at the closing ask price (for short positions). Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. Exchange-traded open-end investment companies and closed-end investment companies are priced as equity securities. Foreign securities are often principally traded on markets that close at different hours than U.S. markets. Such securities will be valued at their most recent closing prices on the relevant principal exchange even if the close of that exchange is earlier than the time of the Fund's net asset value ("NAV") calculation. However, securities traded in foreign markets which remain open as of the time of the NAV calculation will be valued at the most recent sales price as of the time of the NAV calculation. In addition, prices for certain foreign securities may be obtained from the Fund's approved independent pricing agents. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.



FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

     Securities for which market quotations are not readily available or for which available prices are believed to be suspect will be valued at "fair value" using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, "fair value" means the price that the Investment Manager reasonably expects the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

     The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

     Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

     Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

     Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

     The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

     The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

     Changes in valuation techniques may result in transfers in/out changing an investment's assigned level within the hierarchy.

     The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:



FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

     Common Stocks and Exchange-Traded Funds, to the extent these securities are actively traded and valuation adjustments are not applied, are categorized in Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy.

     Structured Notes are categorized in Level 2 of the fair value hierarchy.

     Investment in registered open-end investment management companies will be categorized as Level 1 of the fair value hierarchy.

     Options listed for trading on a securities exchange or board of trade, and which are actively traded, are categorized in Level 1 of the fair value hierarchy.

     The following is a summary of the inputs used in valuing the Fund's investments, as of September 30, 2013. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

     Valuation Inputs at Reporting Date:
          Description          Level 1     Level 2     Level 3     Total
     Assets
     ------
     Common Stocks          $25,423,242     $-0-       $-0-     $25,423,242
     Exchange Traded Funds  $   956,400     $-0-       $-0-     $   956,400
     Structured Notes       $-0-            $3,285,120 $-0-     $ 3,285,120
     Money Market Fund      $ 6,307,588     $-0-       $-0-     $ 6,307,588
                            -----------     ---------- ----     -----------
     Total Investments      $32,687,230     $3,285,120 $-0-     $35,972,350
                            ===========     ========== ====     ===========

     Liabilities
     -----------
     Written covered call options  $-0-     $-0-       $-0-     $-0-


     There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.

     Significant Ownership Concentration
     At September 30, 2013, the Fund invested 16.98% of its net assets in the Federated Government Obligation-I Money Market Fund (the "Federated Fund"). The Federated Fund's objective is to seek current income consistent with stability of principal by investing primarily in a portfolio of short-term U.S. Treasury and government securities, and repurchase agreements collateralized by such obligations. The performance of the Fund may be directly affected by the performance of the Federated Fund. The financial statements of the Federated Fund, including the portfolio of investments, can be found at Federated's website www.federatedinvestors.com or the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the Fund's financial statements.



FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

     (B)  FEDERAL INCOME TAXES
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute
     their taxable income, if any, to their shareholders.   Therefore, no
     federal income tax provision is required.

     The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2013, open Federal tax years include the tax year ended September 30, 2011 through 2013. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains
     (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

     On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. At September 30, 2013, the First Pacific Low Volatility Fund did not have any capital loss carryforwards to offset current year gains.

     The Fund did not incur any net capital losses after October 31, 2012. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

     (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. The Fund intends to pay income dividends at least annually.

     (D)  USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

     (E)  SHARE VALUATION
     The net asset value per share for the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities and dividing the result by the number of shares outstanding.


(2)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of 1.00% and up to .05% of the Fund's average daily net assets, respectively. The Investment Manager has voluntarily agreed to waive 0.35% of its 1.00% management fees through January 31, 2014. For the period ended September 30, 2013, the Fund was allocated, and paid LFG, $17,305 for the Chief Compliance Officer fee.

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $49,058 for costs incurred in connection with the sale of the Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of LFG,
serves as the transfer agent for the Fund.   In accordance with the terms of the
transfer agent agreement, LFR receives compensation at the annual rate of .06%
of the Fund's average daily net assets.   LFR also provides the Fund with
certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.


(3)  DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the First Pacific Low Volatility Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


(4)  PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $59,332,834 and $60,977,976, respectively, for the Fund during the period October 1, 2012 through September 30, 2013.



FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

(5)  TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

For the period ending September 30, 2013, the Fund distributed $333,484 in ordinary income and $27,360 in long term gains.

The tax character of distributable earnings at September 30, 2013 were as follows:

      Undistributed                               Post   Unrealized    Total
      Net Investment Undistributed Capital Loss  October   Gain/   Distributable
         Income      Capital Gains Carryforwards Losses   (Loss)*    Earnings
         ------      ------------- ------------- ------   ------     --------
First Pacific Low
   Volatility Fund
       $915,936       $2,004,275    $    -      $ - 	  $1,433,615  $4,353,826

      *The difference between book basis and tax basis unrealized appreciation is attributable to recognition of wash sales.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.


(6)  NEW ACCOUNTING PRONOUNCEMENTS

In January 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund's management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.


 (7)  SUBSEQUENT EVENTS DISCLOSURE

In preparing the Fund's financial statements as of September 30, 2013, the Fund's management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.



FIRST PACIFIC MUTUAL FUND, INC.
BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall responsibility for management of First Pacific Mutual Fund, Inc., (the "Company") rests with the Board of Directors. Each Director serves during the lifetime of the Company and until its termination, or until the Director's death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Company to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and officer of the Company. Unless otherwise indicated below, the address of each Director and Officer is c/o Lee Financial Group Inc., 3113 Olu Street, Honolulu, HI 96816.

                                                              Number of
                                                              Portfolios
                           Term of                            in Company Other
              Position &   Office and                         Complex   Director
              Office With  Length of     Principal Occupation Overseen  -Ships
Name Age      the          Time          During the Past      by        Held by
and Address   Company      Served        Five Years           Director* Director
--------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
-----------------------
Clayton W.H. Chow (61) Director Unlimited Term Since March 2012, Sales   2 None
                                   25 years    Manager, Estes Express
                                               April 2010-March 2012, Sales
                                               Consultant, Henry Schein
                                               Dental; prior to April 2010,
                                               Office Technology Specialist,
                                               Xerox Corporation, and Account
                                               Executive, Roadway Express

Lynden M. Keala (59)   Director Unlimited Term Account Executive,        2 None
                                   24 years    Workflow One (formerly The
                                               Relizon Company)

Stuart S. Marlowe (73) Director Unlimited Term Owner, Surfside Sales and 2 None
                                   25 years    Marketing (Sales and marketing
                                               of music for the State of
                                               Hawaii)

Karen T. Nakamura (69) Director Unlimited Term CEO, Building Industry    2 None
                                   16 years    Association of Hawaii;
                                               Vice President, Wallpaper
                                               Hawaii, Ltd.

Kim F. Scoggins (66)   Director Unlimited Term Vice President & Division 2 None
                                   16 years    Manager, Colliers
                                               International HI, LLC


INTERESTED DIRECTORS
--------------------
Terrence K.H. Lee(56) Director, Unlimited Term Director, President and   2 None
                      Chairman,    25 years    CEO, Lee Financial Group Inc.,
                      President                Lee Financial Securities, Inc.,
                      and CEO                  and Lee Financial Recordkeeping,
                                               Inc.

OFFICERS
--------
Nora B. Simpson (53)  Treasurer (Since October Vice President, CCO, CFO, and
                      2004), Chief Compliance  Treasurer, Lee Financial Group
                      Officer, Assistant       Inc., Lee Financial Securities,
                      Secretary (Since July    Inc., and Lee Financial
                      2002)                    Recordkeeping, Inc.


Charlotte A. Meyer (60) Assistant Treasurer    Director, Assistant Treasurer
                        (Since October 2004)   and Vice President, Lee
                                               Financial Group Inc., Lee
                                               Financial Securities, Inc.,
                                               and Lee Financial
                                               Recordkeeping, Inc.

Lugene Endo Lee (57)    Secretary              Director, Secretary and Vice
                        (Since July 1991)      President, Lee Financial Group
                                               Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.

Terrence K.H. Lee and Lugene Endo Lee are husband and wife.
Terrence K.H. Lee is an interested person of the Company by virtue of his relationship as a director, officer and shareholder of the Fund's investment manager, as a director and officer of the Fund's principal underwriter and transfer agent and because he has had a material and professional relationship with the Company for the last two completed calendar years.
*Each Company director oversees two portfolios of the Company that are currently offered for sale.

Additional information about members of the Board of Directors and executive officers is available in the Fund's Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (808) 988-8088.



FIRST PACIFIC LOW VOLATILITY FUND (Unaudited)

Shareholder Information
Household Delivery of Shareholder Documents: Only one Prospectus, Annual and Semi-Annual Report will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement: First Pacific Mutual Fund, Inc., Lee Financial Group Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. Contacting Us - If after a significant business disruption you cannot contact us as you usually do at (808) 988-8088, you should go to our website at www.LeeHawaii.com. Please visit our website at www.LeeHawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 3113 Olu Street, Honolulu, HI 96816. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and the Fund's website at www.LeeHawaii.com and reflect the 12-month period beginning July 1, 2012 and ending June 30, 2013.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov or the Fund's website at www.LeeHawaii.com. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



       Disclosure Regarding Approval of the Investment Management Agreement
                  First Pacific Low Volatility Fund (Unaudited)

At a meeting held on July 31, 2013, the Board of Directors of First Pacific Mutual Fund, Inc. ("Fund") considered and approved the continuance of the Investment Management Agreement between the Fund and Lee Financial Group Inc. ("LFG") with respect to the First Pacific Low Volatility Fund (the "Portfolio"), a series of First Pacific Mutual Fund, Inc., for an additional one-year period ending September 30, 2014.

Prior to the meeting, the Directors had received detailed information from LFG. This information together with other information provided by LFG and the information provided to the Directors throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval of the Investment Management Agreement are described below.

1. Information Received
Materials reviewed. During the course of the year, the Directors received a wide variety of materials relating to the services provided by LFG, including reports on the Portfolio's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by LFG to the Fund and Portfolio. In addition, the Board reviewed and considered supplementary information and presentations by LFG that included materials regarding the Portfolio's investment results;
management fee; performance; expense comparisons; financial and profitability information regarding LFG, descriptions of various functions such as compliance monitoring and portfolio trading, brokerage and soft-dollar commission practices, and information about the experience and qualifications of the personnel providing investment management and administrative services to the Portfolio.

Review Process. The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors. The Board discussed the renewal of the agreement with LFG representatives. In deciding to recommend the renewal of the agreement, the Directors did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services
In the Board's review of LFG, its personnel and its resources, it considered the depth and quality of LFG's investment management process; the experience, capability and integrity of its senior management, portfolio managers and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. Based on this review, the Board determined that LFG has the capabilities, resources and personnel necessary to manage the Fund and Portfolio and the Board is satisfied with the quality of services provided by LFG in advising the Portfolio.

Other Services. The Board considered, in connection with the performance of LFG's investment management services to the Fund and the Portfolio, the following: LFG's policies, procedures and systems for compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by LFG to the Fund and Portfolio under the Administrative Agreement.

3. Investment Performance
The Board considered the Portfolio's unique pursuit of its investment objective and the investment results of the Portfolio in light of its objective. The Directors reviewed the performance of the Portfolio for the one-year period ended June 30, 2013 and since inception, on an absolute basis and in comparison to its benchmark index and other comparable mutual funds. The Directors took into consideration LFG's explanation that the Portfolio underperformed its benchmark index and peer group because it had a significant concentration in low-yielding cash to manage uncertainties and volatility in the markets. The Board concluded that the performance of the Portfolio is generally below its benchmark index and other comparable mutual funds.

4. Management Fees and Total Operating Expenses
The Board reviewed and considered the management fee payable by the Portfolio to LFG in light of the nature, extent and quality of the investment management and administrative services provided by LFG. The Board also reviewed the written agreement with the Portfolio and LFG's agreement to waive 0.35% of its management fee at least until January 31, 2014. Additionally, the Board received and considered information comparing the Portfolio's management fee and overall expenses with those of other comparable funds. The comparative information included asset size, expenses broken down by category, sales load, cost of $10,000 investment and Morningstar rating, if available, and showed that the Portfolio's net management fee and operating expenses are competitive with the fees and expenses of such other funds. The Board also considered the advisory fee information for other LFG clients that are similarly managed to the Portfolio. Based on this information the Board concluded that: the management fees (including LFG's waiver of 0.35% of that fee until January 31, 2014) and total operating expenses for the Portfolio are reasonable in light of the nature, extent and quality of the investment management and administrative services provided by LFG. The Board also concluded that the management fees charged by LFG are based on services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of exchange traded funds in which the Portfolio invests.

5. Adviser Costs, Level of Profits, Economies of Scale and Ancillary Benefits The Board reviewed information regarding LFG's costs of providing services to the Fund and the Portfolio, as well as the resulting level of profits to LFG. The Board further concluded that the profit to LFG for investment management services seems reasonable based on the services provided. The Board noted that since the management fee does not contain breakpoints, there would be no economies of scale from reduction of the management fee as the Portfolio's assets grow. In assessing the benefits to LFG from its relationships with the Portfolio, the Board considered the soft dollar arrangements for the Portfolio. The Board also took into account potential benefits to LFG as the Fund's administrator and the engagement of affiliates for distribution, shareholder servicing and transfer agency services and concluded that the management fee for the Portfolio was reasonable in relation to the benefits derived by LFG and its affiliates from these relationships.

6. Conclusions
No single factor was determinative of the Board's decision to re-approve the Investment Management Agreement, but rather the Directors based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board, including all of the Fund's Independent Directors, concluded that the Investment Management Agreement, and the compensation is determined to be fair and reasonable in light of such services provided and expenses incurred under the Agreement.



                             INVESTMENT MANAGER
                           Lee Financial Group Inc.
                               3113 Olu Street
                           Honolulu, Hawaii  96816

                                DISTRIBUTOR
                       Lee Financial Securities, Inc.
                              3113 Olu Street
                           Honolulu, Hawaii  96816

                              FUND ACCOUNTANT
                       Ultimus Fund Solutions, LLC
                      225 Pictoria Drive, Suite 450
                           Cincinnati, OH  45246

                               CUSTODIAN
                             Union Bank, N.A.
                     350 California Street, 6th Floor
                     San Francisco, California  94104

                              LEGAL COUNSEL
                        Drinker Biddle & Reath LLP
                           One Logan Square
                             Suite #2000
                       Philadelphia, PA  19103-6996

              INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        Tait, Weller & Baker LLP
                     1818 Market Street, Suite #2400
                 Philadelphia, Pennsylvania  19103-2108

                             TRANSFER AGENT
                   Lee Financial Recordkeeping, Inc.
                             3113 Olu Street
                         Honolulu, Hawaii  96816


























                        Hawaii Municipal Fund




                           ANNUAL REPORT








                        September 30, 2013




November 14, 2013




Dear fellow shareholder,

        As we begin our 26th year of operations, we are pleased to provide you with our Fund's 2013 Annual Report.

        It has been and continues to be challenging times for investors. Equity markets have reached new highs while bond markets have fallen. The economy continues to show signs of slow growth. Unemployment, while still high has fallen and the housing market has begun to recover. As shareholders of the Hawaii Municipal Fund, you are earning tax-free income* and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

        Interest rates are the most important of many factors which can affect bond prices. Over the course of the fiscal year, the treasury yield curve steepened with short-term rates remaining near 0% and long-term interest rates rising 100 basis points to 3.41%. This accounts for the Hawaii Municipal Fund's fiscal year price decrease of $0.59 per share. The Hawaii Municipal Fund Investor Class had a net asset value ("NAV") of $11.31 on October 1, 2012 and a NAV of $10.72 on September 30, 2013. The primary investment strategy of the Hawaii Municipal Fund is to purchase primarily investment grade long-term Hawaii municipal bonds. The past year's performance of the Fund, which is presented in this Annual Report, was primarily a result of the implementation of this strategy.

        During the fiscal year ended September 30, 2013, the Federal Reserve Bank kept the Federal Funds Rate between 0 and 0.25%. During this period the 20 year treasury bond's yield rose by 100 basis points to 3.41%. In our opinion, this rise in long term interest rates is due to uncertainty regarding the Federal Reserve Bank's Quantitative Easing Program. Although interest rates are low when compared to average rates over the last ten years, there continues to be risks to the bond market, among which are U.S. fiscal policy, international conflicts/terrorism and global economic factors.

        On the following pages are line graphs comparing the Fund's performance to the Barclays Capital Municipal Bond Index for the 10 years ended September 30, 2013. The graph assumes a hypothetical $10,000 investment in the Fund.
The object of the graph is to permit a comparison of the Fund with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of the Fund. For the fiscal year ended September 30, 2013, the Hawaii Municipal Fund's concentration in Hawaii municipal bonds caused the portfolio to lag the Index. For the 5 and 10 year periods ended September 30, 2013, the Hawaii Municipal Fund's portfolio had a shorter effective maturity than the Barclays Capital Municipal Bond Index, therefore, the Hawaii Municipal Fund lagged the Index due to the declining interest rate environments.

                      MOODY'S MUNICIPAL BOND RATINGS
                           Hawaii Municipal Fund
                            September 30, 2013

[The following table was depicted as a pie chart in the printed material.]
Aaa       0.28%
Aa1       1.37%
Aa2      25.18%
Aa3       4.71%     Moody's is an independent ratings service which
A1        6.78%     assigns ratings from Aaa (highest) to C (lowest) to
A2       22.03%     indicate the creditworthiness of the issuer's securities
Baa1      9.94%     in the Fund's portfolio.  Ratings are subject to change.
Baa3      0.16%     These ratings apply to the issuer's creditworthiness of the
WR^       0.34%     securities in the Fund's portfolio and not the Fund or its
NA^      29.21%     shares.


^ Primarily all of the investments in the Hawaii Municipal Fund portfolio are investment grade securities. Only 1.12% of the municipal bonds purchased for the portfolio are deemed to be below investment grade by the Investment Manager.

        We are proud to report that as a Hawaii resident, 100% of the income dividends earned in 2013 were both state and federal tax-free*. There was no capital gain distribution to shareholders for the 2012 calendar year. There will not be a capital gain distribution for the Hawaii Municipal Fund for the 2013 calendar year.

        If you have any questions about this Annual Report or would like us to provide information about the Fund to your family or friends, please call us at 988-8088.

        Thank you for your business as well as the many referrals. On behalf of the staff and management of the Fund, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO

*Some income may be subject to the federal alternative minimum tax for certain investors. Income may also be subject to capital gains taxes.


Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Annual Report must be accompanied or preceded by a prospectus.

The Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. The Fund is a series of First Pacific Mutual Fund, Inc. Mutual fund investing includes risks. Principal loss is possible. The Fund's investments in municipal bonds subjects the Fund to interest rate, credit, call and geographic concentration risk.

Lee Financial Securities, Inc./Distributor
November 29, 2013

This Annual Report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the predictions and expectations of Lee Financial Group Inc., the Fund's investment manager (the "Investment Manager"), concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.



                    HAWAII MUNICIPAL FUND INVESTOR CLASS
$10,000 Investment in Fund Compared to Barclays Capital Municipal Bond Index


[The following table was depicted as a line chart in the printed material.]


            Hawaii Municipal Fund      Barclays Capital
              Investor Class            Municipal Bond
Index
09/30/03		$10,000			$10,000
09/30/04		$10,403			$10,460
09/30/05		$10,698			$10,884
09/30/06		$11,075			$11,368
09/30/07		$11,313			$11,720
09/30/08		$11,115			$11,501
09/30/09		$12,114			$13,209
09/30/10		$12,734			$13,976
09/30/11		$13,046			$14,518
09/30/12		$14,046			$15,726
09/30/13		$13,727			$15,377

Average Annual Total Return
          Hawaii Municipal Fund    Barclays Capital Municipal Bond Index
1 Year          -2.28%                          -2.21%
5 Year           4.31%                           5.98%
10 Year          3.22%                           4.40%

The Barclays Capital Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. This index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

The graph above compares the increase in value of a $10,000 investment in the Fund with the performance of the Barclays Capital Municipal Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Barclays Capital Municipal Bond Index reflects reinvestment of dividends but not the expenses of the Fund. It is not possible to invest directly in an index. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. Current performance may be higher or lower than the total return shown. Please call the Fund at (808) 988-8088 or (800) 354-9654 to obtain the most recent month-end returns. The total returns are before taxes on distributions or redemptions of Fund shares. The Fund's annual operating expense ratio, as stated in the current prospectus dated February 1, 2013, is 1.04%. This rate can fluctuate and may differ from the expense ratio for the most recently completed fiscal year disclosed in the "Financial Highlights" portion of this Annual Report.



YOUR FUND'S EXPENSES
--------------------

As a Fund shareholder, you can incur the following costs:

 Ongoing Fund costs, including management fees, distribution and service
  (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
--------------------
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

  1.  Divide your account value by $1,000.
       If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

  2. Multiply the result by the number under the heading "Expenses Paid During Period."
       If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds
----------------------------------------------------
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

                              Beginning                        Expenses Paid
                               Account      Ending Account     During Period*
                           Value 04/01/13   Value 09/30/13   04/01/13-09/30/13

Hawaii Municipal Fund Investor Class
Actual                       $1,000.00        $968.00             $5.07
Hypothetical                 $1,000.00      $1,019.85             $5.20

*Expenses are equal to the annualized expense ratio (1.03%), which is net of fee reductions, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.



                       TAIT, WELLER & BAKER LLP
                     Certified Public Accountants





          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




To the Board of Directors and
Shareholders of First Pacific Mutual Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Hawaii Municipal Fund, a series of First Pacific Mutual Fund, Inc., including the schedule of investments, as of September 30, 2013, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaii Municipal Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                     /s/ Tait, Weller & Baker LLP



Philadelphia, Pennsylvania
November 22, 2013



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2013
-------------------------------------------------------------------------------

                                                                    Value
   Par Value                                                     (Note 1 (A))
   ---------                                                     ------------

                        HAWAII MUNICIPAL BONDS - 97.38%
                        ----------------------
		Hawaii County
			General Obligation Bonds - 3.17%
$ 1,755,000                   5.000%,     07/15/21               $  1,966,723
    370,000                   5.000%,     07/15/24                    383,834
  1,210,000                   5.000%,     03/01/25                  1,356,906
  1,265,000                   5.000%,     03/01/26                  1,405,289
                                                                 ------------
                                                                    5,112,752
                                                                 ------------

		Hawaii State
			General Obligation Bonds - 4.13%
  4,000,000                   5.000%,     06/01/25                  4,606,760
  1,850,000                   5.000%,     05/01/27                  2,051,391
                                                                 ------------
                                                                    6,658,151
                                                                 ------------


			Airport Systems Revenue Bonds - 8.20%
    665,000                   5.250%,     07/01/26                    746,649
 11,280,000                   5.250%,     07/01/27                 12,477,597
                                                                 ------------
                                                                   13,224,246
                                                                 ------------


			Certificates of Participation-State Office Buildings - 4.59%
  1,500,000                   5.000%,     05/01/15                  1,595,880
  4,200,000                   5.000%,     05/01/17                  4,717,986
    500,000                   4.000%,     05/01/19                    545,895
    500,000                   4.000%,     05/01/20                    543,640
                                                                 ------------
                                                                    7,403,401
                                                                 ------------

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 9.70%
  7,000,000                   4.600%,     05/01/26                  6,627,880
  4,725,000                   5.650%,     10/01/27                  4,733,269
  5,000,000                   4.650%,     03/01/37                  4,279,750
                                                                 ------------
                                                                   15,640,899
                                                                 ------------

				Chaminade University - 3.10%
  2,750,000                   5.000%,     01/01/26                  2,776,510
  1,270,000                   4.700%,     01/01/31                  1,244,918
  1,000,000                   4.750%,     01/01/36                    981,070
                                                                 ------------
                                                                    5,002,498
                                                                 ------------


See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

                                                                    Value
   Par Value                                                     (Note 1 (A))
   ---------                                                     ------------

				Hawaii Pacific Health - 5.17%
$   775,000                   4.625%,     07/01/21               $    839,038
  1,140,000                   5.600%,     07/01/33                  1,140,000
  6,000,000                   5.500%,     07/01/40                  6,138,420
    200,000                   5.750%,     07/01/40                    208,598
                                                                 ------------
                                                                    8,326,056
                                                                 ------------

				Hawaii Mid-Pacific Institute - 2.19%
  2,085,000                   5.000%,     01/01/26                  2,090,108
  1,635,000                   4.625%,     01/01/36                  1,437,312
                                                                 ------------
                                                                    3,527,420
                                                                 ------------

				Kuakini Hawaii Health System - 0.33%
    530,000                   6.300%,     07/01/22                    530,562
                                                                 ------------

				Kahala Nui - 11.28%
    300,000                   3.350%,     11/15/19                    294,936
    300,000                   3.600%,     11/15/20                    292,440
    250,000                   3.800%,     11/15/21                    242,502
    500,000                   5.000%,     11/15/21                    529,365
  1,065,000                   4.625%,     11/15/27                  1,017,576
  1,200,000                   5.000%,     11/15/27                  1,192,728
  3,200,000                   5.125%,     11/15/32                  3,200,960
  7,200,000                   8.000%,     11/15/33                  7,409,160
  4,055,000                   5.250%,     11/15/37                  4,005,570
                                                                 ------------
                                                                   18,185,237
                                                                 ------------

				Wilcox Hospital - 0.87%
  1,250,000                   5.350%,     07/01/18                  1,250,000
    160,000                   5.500%,     07/01/28                    160,000
                                                                 ------------
                                                                    1,410,000
                                                                 ------------


			Department of Hawaiian Homelands - 2.61%
  1,000,000                   5.875%,     04/01/34                  1,055,330
  3,000,000                   6.000%,     04/01/39                  3,155,790
                                                                 ------------
                                                                    4,211,120
                                                                 ------------



See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

                                                                    Value
   Par Value                                                     (Note 1 (A))
   ---------                                                     ------------

				Hawaiian Homelands - COP Kapolei - 4.00%
$   210,000                   3.750%,     11/01/16               $    223,180
    950,000                   4.125%,     11/01/23                    975,821
  5,100,000                   5.000%,     11/01/31                  5,250,603
                                                                 ------------
                                                                    6,449,604
                                                                 ------------

			Harbor Capital Improvements Revenue Bonds - 3.37%
  1,580,000                   5.250%,     01/01/16                  1,630,860
  1,665,000                   5.375%,     01/01/17                  1,719,496
  2,005,000                   5.250%,     01/01/21                  2,085,721
                                                                 ------------
                                                                    5,436,077
                                                                 ------------

			Hawaii Health Systems - 0.79%
  1,266,000                   4.700%,     02/15/19                  1,273,533
                                                                 ------------

			Highway Revenue - 1.14%
  1,640,000                   5.000%,     01/01/26                  1,835,964
                                                                 ------------


			Housing Authority
				Single Family
                        Mortgage Special Purpose Revenue Bonds - 0.23%
    360,000                   5.000%,     07/01/36                    368,230
                                                                 ------------


				HCDC Rental Housing System Revenue Bonds - 3.88%
    810,000                   4.750%,     07/01/22                    827,091
    600,000                   4.750%,     07/01/23                    616,038
    895,000                   5.000%,     07/01/24                    925,153
    100,000                   5.000%,     07/01/25                    103,317
    990,000                   6.000%,     07/01/26                  1,056,102
  1,055,000                   6.000%,     07/01/27                  1,116,728
    785,000                   6.000%,     07/01/28                    825,702
    750,000                   6.000%,     07/01/29                    786,218
                                                                 ------------
                                                                    6,256,349
                                                                 ------------


See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

                                                                    Value
   Par Value                                                     (Note 1 (A))
   ---------                                                     ------------


				HFDC Multi-Family-Kuhio Park- 3.55%
$ 2,430,000                   4.750%,     10/01/27               $  2,558,255
  3,000,000                   4.950%,     04/01/29                  3,167,070
                                                                 ------------
                                                                    5,725,325
                                                                 ------------

				Multi-Family-Iwilei Apartments- 2.40%
    165,000                   3.300%,     01/01/26                    154,702
  4,000,000                   3.750%,     01/01/31                  3,713,600
                                                                 ------------
                                                                    3,868,302
                                                                 ------------

				Multi-Family-Kooloaula Apartments- 2.02%
    220,000                   3.125%,     09/01/22                    207,889
  3,435,000                   4.000%,     09/01/33                  3,048,356
                                                                 ------------
                                                                    3,256,245

			University of Hawaii - Revenue Bonds - 6.35%
    100,000                   4.000%,     07/15/16                    108,213
  1,000,000                   5.000%,     10/01/18                  1,151,160
  1,000,000                   5.000%,     10/01/19                  1,160,100
  1,500,000                   5.000%,     10/01/23                  1,630,620
  3,355,000                   4.500%,     07/15/26                  3,531,439
  2,500,000                   5.000%,     07/15/29                  2,651,000
                                                                 ------------
                                                                   10,232,532
                                                                 ------------

		Honolulu City & County
			Multi-Family - Waipahu - 1.18%
  1,895,000                   6.900%,     06/20/35                  1,897,710
                                                                 ------------

			Water System Revenue Bonds
					Board of Water Supply - 4.98%
  3,550,000                   4.500%,     07/01/23                  3,762,290
  1,470,000                   5.000%,     07/01/26                  1,567,637
  2,500,000                   5.000%,     07/01/32                  2,694,275
                                                                 ------------
                                                                    8,024,202
                                                                 ------------

			Waste System Revenue - 1.60%
  2,380,000                   5.250%,     07/01/36                  2,579,611
                                                                 ------------


See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

                                                                    Value
   Par Value                                                     (Note 1 (A))
   ---------                                                     ------------

		Kauai County
			General Obligation Bonds - 3.21%
$   400,000                   3.125%,     08/01/23               $    376,008
    770,000                   5.000%,     08/01/24                    885,384
    880,000                   3.625%,     08/01/25                    902,009
  2,780,000                   5.000%,     08/01/27                  3,014,243
                                                                 ------------
                                                                    5,177,644
                                                                 ------------

			Kukuiula Development - 2.00%
  1,090,000                   5.625%,     05/15/33                  1,054,128
  2,250,000                   5.750%,     05/15/42                  2,161,485
                                                                 ------------
                                                                    3,215,613
                                                                 ------------

		Maui County
			General Obligation Bonds - 1.34%
  1,000,000                   5.000%,     07/01/23                  1,077,190
  1,000,000                   5.000%,     07/01/24                  1,075,530
                                                                 ------------
                                                                    2,152,720
                                                                 ------------


            Total Hawaii Municipal Bonds (Cost $156,202,936)      156,982,003
                                                                 ------------




See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

                                                                    Value
   Par Value                                                     (Note 1 (A))
   ---------                                                     ------------

                       VIRGIN ISLANDS MUNICIPAL BONDS - 0.21%
                       ------------------------------

		Virgin Islands
			Public Finance Authority, Series A - 0.05%
$    75,000                   7.300%,     10/01/18               $     87,162
                                                                 ------------

			Public Finance Authority, Series A - 0.16%
    250,000                   5.000%,     07/01/14                    250,747
                                                                 ------------

            Total Virgin Islands Municipal Bonds (Cost $324,719)      337,909
                                                                 ------------



            Total Investments (Cost $156,527,655) (a) 97.59%      157,319,912
            Other Assets Less Liabilities              2.41%        3,889,583
                                                     -------     ------------
            Net Assets                               100.00%     $161,209,495
                                                     ======      ============


           (a)  Aggregate cost for federal income tax purposes is $156,413,598.



At September 30, 2013, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Gross unrealized appreciation                    $3,780,059
                  Gross unrealized (depreciation)                  (2,873,745)
                                                                 ------------
                  Net unrealized appreciation                      $  906,314
                                                                 ============


See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013
-------------------------------------------------------------------------------

                                                             Municipal
                                                               Fund
                                                             ---------
ASSETS
   Investments at market value
      (Identified cost $156,527,655) (Note 1 (A))          $157,319,912
   Cash                                                       1,738,890
   Interest receivable                                        2,438,890
   Subscriptions receivable                                       9,000
   Other assets                                                   7,660
                                                            -----------
         Total assets                                       161,514,352
                                                            -----------

LIABILITIES
   Distributions payable                                        132,577
   Redemptions payable                                            8,214
   Management fee payable                                        65,776
   Administration fee payable                                     2,631
   Distribution plan payable                                     19,733
   Shareholder servicing fee payable                             13,155
   Transfer agent fee payable                                     7,893
   Director's fee payable                                           723
   Chief Compliance Officer fee payable                           4,842
   Accrued expenses                                              49,313
                                                            -----------
         Total liabilities                                      304,857
                                                            -----------


NET ASSETS                                                 $161,209,495
          (Applicable to 15,044,129 shares outstanding,     ===========
           $.01 par value, 40,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR CLASS SHARES                        $10.72
                                                                  =====

NET ASSETS
   At September 30, 2013, net assets consisted of:
      Paid-in capital                                      $161,884,375
      Undistributed net investment income                       114,057
      Accumulated net realized loss on investments           (1,581,194)
      Net unrealized appreciation                               792,257
                                                            -----------
                                                           $161,209,495
                                                            ===========


See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2013
-------------------------------------------------------------------------------

                                                           Municipal
                                                             Fund
                                                           ---------
INVESTMENT INCOME
   Interest income		                            $6,954,105
                                                          ----------

   Expenses
      Management fee (Note 2)                                853,260
      Distribution costs (Notes 2 and 3)                     255,979
      Transfer agent fee (Note 2)                            102,389
      Shareholder services fee (Note 2)                      170,650
      Administration fee (Note 2)                             34,128
      Accounting fee                                          73,275
      Legal and audit fees                                    82,591
      Printing                                                13,127
      Custodian fee                                           29,522
      Insurance                                               10,147
      Registration fee                                        11,669
      Directors fee                                           10,538
      Chief Compliance Officer fee (Note 2)                   59,595
      Miscellaneous                                           22,418
                                                          ----------
      Total expenses                                       1,729,288
      Fee reductions (Note 5)                                 (4,760)
                                                          ----------
      Net expenses                                         1,724,528
                                                          ----------
         Net investment income                             5,229,577
                                                          ----------


NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
      Net realized gain from security transactions           115,212
	Change in unrealized appreciation
        (depreciation) of investments                     (9,269,674)
                                                          ----------
         Net (loss) on investments                        (9,154,462)
                                                          ----------


NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                          $(3,924,885)
                                                         ===========


See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                         For The Year Ended  For The Year Ended
                                         September 30, 2013  September 30, 2012
                                         ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
      Net investment income                     $ 5,229,577         $ 5,070,729
      Net realized gain (loss) on investments       115,212            (124,346)
      Increase (decrease) in unrealized
       appreciation (depreciation) of
       investments                               (9,269,674)          7,133,434
                                                -----------         -----------
        Net increase (decrease) in net
          assets resulting from operations       (3,924,885)         12,079,817
                                                -----------         -----------
    Distributions to shareholders from:
      Net investment income
         Investor Class
         ($.34 and $.34 per share, respectively) (5,205,893)         (5,039,690)
      Capital gains
         Investor Class
          ($.00 and $.00 per share, respectively)         -                   -
                                                -----------         -----------
     Total distributions to shareholders         (5,205,893)         (5,039,690)
                                                -----------         -----------

   Capital share transactions (a)
      Increase (decrease) in net assets resulting
       from capital share transactions           (2,321,090)          7,355,597
                                                -----------         -----------

      Total increase (decrease) in net assets   (11,451,868)         14,395,724

NET ASSETS
   Beginning of year                            172,661,363         158,265,639
                                                -----------         -----------

   End of year (including undistributed net
        investment income of $114,057 and
        $96,951, respectively)                 $161,209,495        $172,661,363
                                               ============        ============




 (a)	  Summary of capital share activity follows:

                                       Investor Class       Investor Class
                                    ------------------     -----------------
                                    For The Year Ended     For The Year Ended
                                    September 30, 2013     September 30, 2012
                                    ------------------     ------------------
                                   Shares       Value      Shares       Value
                                   ------       -----      ------       -----
   Shares sold                    1,090,203  $12,169,538  1,140,860 $12,614,641
   Shares issued on reinvestment
       of distributions             330,030    3,660,360   324,338    3,595,451
                                  ---------  ----------- ---------  -----------
                                  1,420,233   15,829,898 1,465,198   16,210,092
   Shares redeemed               (1,645,870) (18,150,988) (802,855)  (8,854,495)
                                  ---------  ----------- ---------  -----------
      Net increase (decrease)      (225,637) $(2,321,090)  662,343  $ 7,355,597
                                  =========  =========== =========  ===========


See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
-------------------------------------------------------------------------------

	                                           INVESTOR CLASS
                               ------------------------------------------------

                                          Years Ended September 30,
                               ------------------------------------------------
                                         2013    2012    2011    2010    2009
                                         ----    ----    ----    ----    ----
Net asset value
   Beginning of year                    $11.31  $10.83  $10.97  $10.80  $10.31
                                        ------  ------  ------  ------  ------

Income from investment operations
   Net investment income                   .34     .34     .39     .37     .38
   Net gain (loss) on securities
      (both realized and unrealized)      (.59)    .48    (.14)    .17     .51
                                        ------  ------  ------  ------  ------
   Total from investment operations       (.25)    .82     .25     .54     .89
                                        ------  ------  ------  ------  ------

Less distributions
   Dividends from net investment income   (.34)   (.34)   (.39)   (.37)   (.38)
   Distributions from capital gains          -       -       -       -    (.02)
                                        ------  ------  ------  ------  ------
       Total distributions                (.34)   (.34)   (.39)   (.37)   (.40)
                                        ------  ------  ------  ------  ------

   End of year                          $10.72  $11.31  $10.83  $10.97  $10.80
                                        ======  ======  ======  ======  ======

Total return                             -2.28%   7.65%   2.45%   5.12%   8.98%

Ratios/Supplemental Data
  Net assets, end of year (in 000's)$161,209 $172,661 $158,266 $177,933 $165,893
  Ratio of expenses to average
      net assets (a)                      1.01%   1.04%   1.03%   1.03%   1.05%
  Ratio of net investment income
      to average net assets               3.07%   3.06%   3.74%   3.49%   3.77%

Portfolio turnover                        9.43%  22.52%  13.68%  19.60%  25.90%


(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were 1.01%, 1.03%, 1.02%, 1.03%, and 1.02%, for the years ended September 30, 2013, 2012,
     2011, 2010, and 2009, respectively.


See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2013
-------------------------------------------------------------------------------

(1)  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Hawaii Municipal Fund which is currently authorized to offer one Class of Shares: Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal Securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations,
voter initiatives, and other political and economic developments.   If any such
problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

     (A)  SECURITY VALUATION
     Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at "fair value" using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, "fair value" means the price that the Investment Manager reasonably expects the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

     The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

     Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.



HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

     Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

     Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

     The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

     The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

     Changes in valuation techniques may result in transfers in/out changing an investment's assigned level within the hierarchy.

     The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:

     Municipal bonds are categorized in Level 2 of the fair value hierarchy.

     The following is a summary of the inputs used in valuing the Fund's investments, as of September 30, 2013. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

     Valuation Inputs at Reporting Date:

     Description           Level 1       Level 2       Level 3       Total
     Municipal Bonds        $-0-       $157,319,912     $-0-	$157,319,912

     There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.



HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

     (B)  FEDERAL INCOME TAXES
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute
     its taxable income, if any, to its shareholders.   Therefore, no federal
     income tax provision is required.

     The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2013, open Federal tax years include the tax years ended September 30, 2010 - September 30, 2013. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

     On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss forwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. At September 30, 2013, the Hawaii Municipal Fund had a capital loss carryforward of $1,581,194 of which $547,947 expires in 2017, $120,704 expires in 2018, and $290,254 short-term capital loss and $622,289 long-term capital loss which do not expire.

     The Fund did not incur any net capital losses after October 31, 2012. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

     (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
     Security transactions are recorded on the trade date.   Interest
     income is recorded on the accrual basis.   Bond discounts and premiums are
     amortized using the interest method.   Distributions to shareholders are
     declared daily and reinvested or paid in cash monthly.

     (D)  USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial



HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

     statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (E)  SHARE VALUATION
     The net asset value per share for the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities and dividing the result by the number of shares outstanding.


(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of the Fund's average daily net assets, respectively. For the period ended September 30, 2013, the Fund was allocated, and paid LFG, $59,595 of the Chief Compliance Officer fee.

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $255,979 for costs incurred in connection with the sale of the Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of .06%
of the Fund's average daily net assets.   LFR also provides the Fund with
certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.


(3)	DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. Rule
12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $17,948,958 and $15,587,300, respectively, for the Fund during the period October 1, 2012 through September 30, 2013.


(5)	CUSTODY CREDITS

Under an agreement with the Fund's custodian bank, a portion of the custodian fees are paid by credits for cash balances. Any remaining credits are used to
offset expenses of other vendors and service providers.   If not for the offset
agreement, the assets could have been employed to produce income. During the year ended September 30, 2013, such reductions amounted to $4,760 for the Hawaii
Municipal Fund.   Credits used to offset expenses were as follows:  Custody
fees, $4,760.



HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2013
-------------------------------------------------------------------------------

(6)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

	The tax character of distributions paid during the years ended September 30, 2013 and 2012 were as follows:

                   Exempt-                Long-Term
                  Interest    Ordinary     Capital         Total
                 Dividends     Income       Gains       Distributions
                  ---------   --------     ---------    -------------
      Hawaii Municipal Fund
      2013       $5,205,893  $   -        $   -           $5,205,893
      2012       $5,039,690  $   -        $   -           $5,039,690

The tax character of distributable earnings at September 30, 2013 were as follows:

	Undistributed	                           Post   Unrealized  Total
      Ordinary Exempt- Undistributed Capital Loss October  Gain/   Distributable
      Interest Income  Capital Gains Carryforwards Losses (Loss)*  Earnings
      ---------------  ------------- ------------- ------  ------- ----------
  Hawaii Municipal
  Fund  $    -            $   - 	 $(1,581,194)  $-     $906,314 $(674,880)

     *The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The primary difference relates to the different treatment on amortization of discount for financial reporting purposes versus tax reporting purposes. For the year-ended September 30, 2013, the Hawaii Municipal Fund's undistributed investment income was decreased by $6,578, and accumulated net realized loss on investments was decreased by $6,578.


(7)	NEW ACCOUNTING PRONOUNCEMENTS

In January 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund's management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.


(8)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Fund's financial statements as of September 30, 2013, the Fund's management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.




FIRST PACIFIC MUTUAL FUND, INC.
BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall responsibility for management of First Pacific Mutual Fund, Inc., (the "Company") rests with the Board of Directors. Each Director serves during the lifetime of the Company and until its termination, or until the Director's death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Company to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and officer of the Company. Unless otherwise indicated below, the address of each Director and Officer is c/o Lee Financial Group Inc., 3113 Olu Street, Honolulu, HI 96816.

                                                              Number of
                                                              Portfolios
                           Term of                            in Company Other
              Position &   Office and                         Complex   Director
              Office With  Length of     Principal Occupation Overseen  -Ships
Name Age      the          Time          During the Past      by        Held by
and Address   Company      Served        Five Years           Director* Director
--------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
-----------------------
Clayton W.H. Chow (61) Director Unlimited Term Since March 2012, Sales   2 None
                                   25 years    Manager, Estes Express
                                               April 2010-March 2012, Sales
                                               Consultant, Henry Schein
                                               Dental; prior to April 2010,
                                               Office Technology Specialist,
                                               Xerox Corporation, and Account
                                               Executive, Roadway Express

Lynden M. Keala (59)   Director Unlimited Term Account Executive,        2 None
                                   24 years    Workflow One (formerly The
                                               Relizon Company)

Stuart S. Marlowe (73) Director Unlimited Term Owner, Surfside Sales and 2 None
                                   25 years    Marketing (Sales and marketing
                                               of music for the State of
                                               Hawaii)

Karen T. Nakamura (69) Director Unlimited Term CEO, Building Industry    2 None
                                   16 years    Association of Hawaii;
                                               Vice President, Wallpaper
                                               Hawaii, Ltd.

Kim F. Scoggins (66)   Director Unlimited Term Vice President & Division 2 None
                                   16 years    Manager, Colliers
                                               International HI, LLC


INTERESTED DIRECTORS
--------------------
Terrence K.H. Lee(56) Director, Unlimited Term Director, President and   2 None
                      Chairman,    25 years    CEO, Lee Financial Group Inc.,
                      President                Lee Financial Securities, Inc.,
                      and CEO                  and Lee Financial Recordkeeping,
                                               Inc.

OFFICERS
--------
Nora B. Simpson (53)  Treasurer (Since October Vice President, CCO, CFO, and
                      2004), Chief Compliance  Treasurer, Lee Financial Group
                      Officer, Assistant       Inc., Lee Financial Securities,
                      Secretary (Since July    Inc., and Lee Financial
                      2002)                    Recordkeeping, Inc.


Charlotte A. Meyer (60) Assistant Treasurer    Director, Assistant Treasurer
                        (Since October 2004)   and Vice President, Lee
                                               Financial Group Inc., Lee
                                               Financial Securities, Inc.,
                                               and Lee Financial
                                               Recordkeeping, Inc.

Lugene Endo Lee (57)    Secretary              Director, Secretary and Vice
                        (Since July 1991)      President, Lee Financial Group
                                               Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.

Terrence K.H. Lee and Lugene Endo Lee are husband and wife.
Terrence K.H. Lee is an interested person of the Company by virtue of his relationship as a director, officer and shareholder of the Fund's investment manager, as a director and officer of the Fund's principal underwriter and transfer agent and because he has had a material and professional relationship with the Company for the last two completed calendar years.
*Each Company director oversees two portfolios of the Company that are currently offered for sale.

Additional information about members of the Board of Directors and executive officers is available in the Fund's Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (808) 988-8088.



HAWAII MUNICIPAL FUND INVESTOR CLASS (Unaudited)

Shareholder Information
Household Delivery of Shareholder Documents: Only one Prospectus, Annual and Semi-Annual Report will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement: First Pacific Mutual Fund, Inc., Lee Financial Group Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. Contacting Us - If after a significant business disruption you cannot contact us as you usually do at (808) 988-8088, you should go to our website at www.LeeHawaii.com. Please visit our website at www.LeeHawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 3113 Olu Street, Honolulu, HI 96816. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and the Fund's website at www.LeeHawaii.com and reflect the 12-month period beginning July 1, 2012 and ending June 30, 2013.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov or the Fund's website at www.LeeHawaii.com. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



   Disclosure Regarding Approval of the Investment Management Agreement
                     Hawaii Municipal Fund (Unaudited)

At a meeting held on July 31, 2013, the Board of Directors of First Pacific Mutual Fund, Inc. ("Fund") considered and approved the continuance of the Investment Management Agreement between the Fund and Lee Financial Group Inc. ("LFG") with respect to the Hawaii Municipal Fund (the "Portfolio"), a series Of First Pacific Mutual Fund, Inc., for an additional one-year period ending September 30, 2014.

Prior to the meeting, the Directors had received detailed information from LFG. This information together with other information provided by LFG and the information provided to the Directors throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval of the Investment Management Agreement are described below.

1. Information Received
Materials reviewed. During the course of the year, the Directors received a wide variety of materials relating to the services provided by LFG, including reports on the Portfolio's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by LFG to the Fund and Portfolio. In addition, the Board reviewed and considered supplementary information and presentations by LFG that included materials regarding the Portfolio's investment results;
management fee; performance; expense comparisons; financial and profitability information regarding LFG, descriptions of various functions such as compliance monitoring and portfolio trading, and information about the experience and qualifications of the personnel providing investment management and administrative services to the Portfolio.

Review Process. The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors. The Board discussed the renewal of the agreement with LFG representatives. In deciding to recommend the renewal of the agreement, the Directors did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services
In the Board's review of LFG, its personnel and its resources, it considered the depth and quality of LFG's investment management process; the experience, capability and integrity of its senior management, portfolio manager and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. Based on this review, the Board determined that LFG has the capabilities, resources and personnel necessary to manage the Fund and Portfolio and the Board is satisfied with the quality of services provided by LFG in advising the Portfolio.

Other Services. The Board considered, in connection with the performance of LFG's investment management services to the Fund and the Portfolio, the following: LFG's policies, procedures and systems for compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by LFG to the Fund and Portfolio under the Administrative Agreement.

3. Investment Performance
The Board considered the Portfolio's unique, balanced pursuit of its investment objective and the investment results of the Portfolio in light of its objective. The Directors reviewed the short-term and long-term performance of the Portfolio on an absolute basis and in comparison to its benchmark index and other comparable Hawaii and other single-state mutual funds. The Directors also reviewed the rankings for the Portfolio by an independent rating and ranking organization. The Directors took into consideration LFG's explanation that because the Portfolio has a shorter effective maturity than the Barclays Capital Municipal Bond Index, the Portfolio tends to lag the Index in declining interest rate environments. LFG also reported that at June 30, 2013, an independent rating and ranking organization had rated the Portfolio as having a low risk and an average return as compared to other single state municipal bond funds. The Board concluded that the performance of the Portfolio is generally competitive (in some cases performance for certain periods was higher than the comparative performance information, and in other cases it was lower) as compared to its benchmark index and other comparable mutual funds.

4. Management Fees and Total Operating Expenses
The Board reviewed and considered the management fee payable by the Portfolio to LFG in light of the nature, extent and quality of the investment management and administrative services provided by LFG. The Board also reviewed the written agreement with the Portfolio. Additionally, the Board received and considered information comparing the Portfolio's management fee and overall expenses with those of other comparable funds. The comparative information included asset size, expenses broken down by category, sales load, cost of $10,000 investment and Morningstar rating, and showed that the Portfolio's management fee and operating expenses are below the highest fees and expenses of such other funds. The Board also considered the advisory fee information for other clients that are managed similarly to the Portfolio. Based on this information the Board concluded that: the management fees and total operating expenses for the Portfolio are reasonable in light of the nature, extent and quality of the investment management and administrative services provided by LFG.

5. Adviser Costs, Level of Profits, Economies of Scale and Ancillary Benefits The Board reviewed information regarding LFG's costs of providing services to the Fund and the Portfolio, as well as the resulting level of profits to LFG. The Board further concluded that the profit to LFG for investment management services seems reasonable based on the services provided. The Board noted that since the management fee does not contain breakpoints, there would be no economies of scale from reduction of the management fee as the Portfolio's assets grow. In assessing the benefits to LFG from its relationships with the Portfolio, the Board noted that there are no soft dollar arrangements. The Board also took into account potential benefits to LFG as the Fund's administrator and the engagement of affiliates for distribution, shareholder servicing and transfer agency services and concluded that the management fee for the Portfolio was reasonable in relation to the benefits derived by LFG and its affiliates from these relationships.

6. Conclusions
No single factor was determinative of the Board's decision to re-approve the Investment Management Agreement, but rather the Directors based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board, including all of the Fund's Independent Directors, concluded that the Investment Management Agreement, and the compensation is determined to be fair and reasonable in light of such services provided and expenses incurred under the Agreement.



                           INVESTMENT MANAGER
                        Lee Financial Group Inc.
                            3113 Olu Street
                        Honolulu, Hawaii  96816

                            DISTRIBUTOR
                     Lee Financial Securities, Inc.
                          3113 Olu Street
                      Honolulu, Hawaii  96816

                           FUND ACCOUNTANT
                      Ultimus Fund Solutions, LLC
                     225 Pictoria Drive, Suite 450
                       Cincinnati, OH  45246

                            CUSTODIAN
                          Union Bank, N.A.
                  350 California Street, 6th Floor
                  San Francisco, California  94104

                           LEGAL COUNSEL
                    Drinker Biddle & Reath LLP
                         One Logan Square
                           Suite #2000
                   Philadelphia, PA  19103-6996

             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        Tait, Weller & Baker LLP
                    1818 Market Street, Suite #2400
               Philadelphia, Pennsylvania  19103-2108

                          TRANSFER AGENT
                Lee Financial Recordkeeping, Inc.
                         3113 Olu Street
                     Honolulu, Hawaii  96816



Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive and senior financial executives.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive and senior financial executives.

(f)(2) Copies of the Code of Ethics may be obtained free of charge by accessing the website www.LeeHawaii.com, by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 3113 Olu Street, Honolulu, HI 96816.

Item 3.  Audit Committee Financial Expert

(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The board of directors concluded that based on the required attributes, no independent member of the Board qualified as a financial expert. Based on the size of the registrant, the Board further concluded that a financial expert was not required.

Item 4.  Principal Accountant Fee and Services.

(a) Audit Fees.
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $48,000.00 for the fiscal year ended September 30, 2013 and $46,500.00 for the fiscal year ended September 30, 2012.

(b) Audit-Related Fees.
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were none for the fiscal year ended September 30, 2013 and none for the fiscal year ended September 30, 2012.

(c) Tax Fees.
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $7,000.00 for the fiscal year ended September 30, 2013 and $7,000.00 for the fiscal year ended September 30, 2012. The tax services relate to the preparation of the registrant's excise tax and income tax returns.

(d) All Other Fees.
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $9,000.00 for the fiscal year ended September 30, 2013, and $8,250.00 for the fiscal year ended September 30, 2012. These fees are for services related to the internal control audit of the transfer agent.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures
	1.	(a) 	The Committee shall review and approve proposals for the
independent accountants to render permissible non-audit services.  The
Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

		(b)	The pre-approval requirement may be waived with respect to the provision of non-audit services for the registrant if:  (i) the aggregate amount of all such non-audit services provided to the registrant constitutes no more than 5% of the total amount of revenues paid by the registrant to its independent accountants during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

	2.	Review and approve in advance with the independent accountants each non-audit engagement involving the registrant's independent accountants and the registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser ("control affiliates") where:  (i) the investment adviser or its control affiliate provides ongoing services to the registrant; and (ii) the engagement relates directly to the operations and financial reporting of the registrant.

		(a)	The pre-approval requirement may be waived if:  (i) the
aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the registrant's independent accountants by the registrant's investment adviser and its control affiliates that provide ongoing services to the registrant during the fiscal year in which the services are provided that would have to be pre-approved by the registrant's Committee;
(ii) such services were not recognized by the registrant's adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

(e)(2) None of the services provided to the registrant described in paragraphs
(b) - (d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $16,000 for the fiscal year ended September 30, 2013 and $15,250 for the fiscal year ended September 30, 2012.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

      (a) The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

      (a)(1)  Code of Ethics is attached hereto.
      (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940
              Act (17 CFR270.30a-2(a)) and Section 302 of the Sarbanes
              Oxley Act of 2002 are attached hereto.
      (a)(3)  Not applicable.
      (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        First Pacific Mutual Fund, Inc.
            ----------------------------------------------------

By (Signature and Title)*  /s/ Terrence K.H. Lee
                         ---------------------------------------
                         Terrence K.H. Lee, President and CEO
                         (principal executive officer)

Date           November 28, 2013
     ---------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Terrence K.H. Lee
                          -------------------------------------------
                             Terrence K.H. Lee, President and CEO
                             (principal executive officer)

By (Signature and Title)*    /s/ Nora B. Simpson
                         --------------------------------------------
                             Nora B. Simpson, Treasurer
                             (principal financial officer)

Date              November 28, 2013
     ----------------------------------------
*Print the name and title of each signing officer under his or her signature.